Nationwide Retirement Income Fund
FUND SUMMARY: NATIONWIDE RETIREMENT INCOME FUND
Objective
The Fund seeks to provide current income consistent with capital preservation and, as a secondary investment objective, capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 56 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 65 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Retirement Income Fund	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Retirement Income Fund		Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees	[1]	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.65%	0.50%	none	none
Other Expenses		0.25%	none	0.25%	0.25%	0.25%	none
Acquired Fund Fees and Expenses		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses		0.93%	1.43%	1.33%	1.18%	0.68%	0.43%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Nationwide Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	854	1,060	1,652
Class C	246	452	782	1,713
Class R1	135	421	729	1,601
Class R2	120	375	649	1,432
Institutional Service Class	69	218	379	847
Institutional Class	44	138	241	542

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Retirement Income Fund Class C	146	452	782	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.29% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors who have already retired. Currently the Fund invests considerably in bonds (including mortgage-backed and asset-backed securities), many of which are issued by foreign issuers, in order to preserve capital and generate income. It also invests to a lesser extent in equity securities, such as common stocks of U.S. and international companies, to provide for growth of capital. As of the date of this Prospectus, the Fund allocates approximately 71% of its net assets in fixed-income securities (18% of which represents Treasury Inflation Protected Securities) and approximately 23% in stocks (10% of which represents international stocks).

The Fund invests in affiliated portfolios of Nationwide Mutual Funds and unaffiliated mutual funds (including exchange-traded funds) (each, an “Underlying Fund” or collectively, “Underlying Funds”), as well as a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”), that collectively represent several asset classes. Most Underlying Funds are “index” funds (or funds that use index replication strategies) that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. Some of these Underlying Funds invest in futures, forwards and swaps, all of which are derivatives, with investment characteristics similar to those of securities included in the respective indexes in an attempt to synthetically replicate the performance of those indexes. The Fund also invests in certain Underlying Funds that are not index funds. Instead of investing directly in physical commodities, an Underlying Fund invests primarily in commodity-linked notes, which are derivatives, in order to provide investment exposure to the investment characteristics and performance of the commodities markets. Although the Fund seeks to provide diversification across several asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund is designed for investors who have a low tolerance for risk, have retired at the age of 65, and are seeking to preserve the value of their assets while producing continuing income. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Inflation-protected bonds risk – because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Interest payments on inflation-protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Inflation protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risks – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Underlying Fund. Certain derivatives held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Liquidity risk – is the risk that a security or derivative instrument cannot be sold, or cannot be sold quickly, at an acceptable price.

Nondiversified fund risk – because the Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Strategy risk – there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund’s asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss. There also is no guarantee that the Underlying Funds will achieve their investment objectives.

Retirement goal risk – the assumption that an investor has retired at the age of 65 is only an approximate guide, and is not necessarily intended to reflect the specific age at which an investor should retire or start withdrawing retirement assets. An investor may have different retirement needs than the allocation model anticipates.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:
  Increase share price volatility and
  Result in additional tax consequences for Fund shareholders.
If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 6.92% – 2nd qtr. of 2009 Worst Quarter: -6.29% – 4th qtr. of 2008
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns For the Periods Ended December 31, 2011:
Average Annual Total Returns Nationwide Retirement Income Fund	1 Year	3 Years	Since Inception	Inception Date
Class A Shares	(6.57%)	4.09%	0.69%	Aug. 30, 2007
Class A Shares After Taxes on Distributions	(7.60%)	3.14%	(0.26%)	Aug. 30, 2007
Class A Shares After Taxes on Distributions and Sales of Shares	(3.48%)	3.19%	0.22%	Aug. 30, 2007
Class C Shares	(2.36%)	5.59%	1.53%	Aug. 30, 2007
Class R1 Shares	(1.33%)	5.71%	1.66%	Aug. 30, 2007
Class R2 Shares	(1.10%)	5.86%	1.83%	Aug. 30, 2007
Institutional Class Shares	(0.47%)	6.60%	2.55%	Aug. 30, 2007
Institutional Service Class Shares	(0.61%)	6.42%	2.32%	Aug. 30, 2007
Morningstar Lifetime Moderate Income Index (The Index does not pay sales charges, fees or expenses.)	4.13%	9.79%	4.50%	Aug. 30, 2007